Income Taxes - Schedule of Reconciliation of Income Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of Income Tax Rate [Abstract]
(Loss) / profit before income taxes	$ (213,685)	$ (48,236)	$ 1,039,533
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ (36,326)	$ (8,200)	$ 176,721
Tax incentives		(28,995)	(33,747)
Tax effect of deductible contractual lease payment	(26,863)	(25,738)	(11,978)
Tax effect of non-deductible items	102,667	72,042	51,345
Tax exemptions in relating to newly incorporated company		(13,072)	(13,072)
Utilization of capital allowance	(39,478)	(37,962)	(19,668)
Under / (over) provision of income taxes in prior financial years, net	16,830	(43,790)	(22,917)
Others		41,925	(11,311)
Income tax expense / (credit)	$ 16,830	$ (43,790)	$ 115,373